Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Share Grant Activity

Restricted share grant activity for the year ended December 31, 2016 and six months ended June 30, 2017 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2016	121,471	$11.28	0.29 years	$1,658,079
Granted	72,620	15.80
Vested	(118,971)	11.10

Balance as of December 31, 2016	75,120	$15.93	1.59 years	$698,616
Granted	95,744	12.77
Vested	(22,782)	15.80

Balance as of June 30, 2017	148,082	$13.90	1.98 years	$1,229,081

Weighted-Average Assumptions Used to Calculate Fair Value of Options Granted

Assumptions used to determine the fair value of options granted during the years ended December 31, 2014 and December 31, 2015 were as follows:

Grant Date	April 14, 2014	October 14, 2014	March 17, 2015
Expected volatility	25.0%	35.0%	39.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	6.5	4 - 6.5	4 - 6.5
Risk free rate	2.17%	1.25% - 1.74%	1.52% - 1.84%

Summary of Stock Option Activity

Options activity during the year ended December 31, 2016 and the six months ended June 30, 2017 was as follows:

Options	Number of non-vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2016	378,440	$21.52	8.71	—
Forfeited during the year	(4,700)	20.09	—	—

Balance as of December 31, 2016	373,740	$21.54	7.70	—
Forfeited	—	—	—	—
Vested	(197,055)	24.29		—

Balance as of June 30, 2017	176,685	18.47	7.67	$—